Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Advisor Series II
Entity Central Index Key	0000795422
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Fidelity Strategic Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity® Strategic Income Fund
Trading Symbol	FADMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Income Fund	$ 67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2018 through December 31, 2024. Initial investment of $10,000. Fidelity® Strategic Income Fund $10,000 $9,722 $10,796 $11,609 $12,069 $10,725 $11,747 Fidelity Strategic Income Composite Index℠ $10,000 $9,852 $10,889 $11,612 $11,757 $10,383 $11,369 Bloomberg U.S. Universal Bond Index $10,000 $10,131 $11,072 $11,911 $11,780 $10,249 $10,882 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Strategic Income Fund 6.05% 2.90% 3.32% Fidelity Strategic Income Composite Index℠ 5.23% 1.90% 2.70% Bloomberg U.S. Universal Bond Index 2.04% 0.06% 1.57% A From April 13, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,350,001,407
Holdings Count | shares	970
Advisory Fees Paid, Amount	$ 87,853,110
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$14,350,001,407
Number of Holdings	970
Total Advisory Fee	$87,853,110
Portfolio Turnover	76%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.6 AAA 2.9 AA 2.1 A 1.9 BBB 7.5 BB 13.4 B 17.2 CCC,CC,C 5.6 D 0.0 Not Rated 8.6 Equities 6.9 Short-Term Investments and Net Other Assets (Liabilities) 9.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 24.6 AAA - 2.9 AA - 2.1 A - 1.9 BBB - 7.5 BB - 13.4 B - 17.2 CCC,CC,C - 5.6 D - 0.0 Not Rated - 8.6 Equities - 6.9 Short-Term Investments and Net Other Assets (Liabilities) - 9.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.8 U.S. Government & Investment Grade-Debt 30.2 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.5 Floating-Rate debt 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 40.8 U.S. Government & Investment Grade-Debt - 30.2 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.5 Floating-Rate debt - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 74.4 Germany 6.0 Mexico 1.6 Brazil 1.2 United Kingdom 1.1 Canada 1.0 France 0.9 Saudi Arabia 0.9 United Arab Emirates 0.8 Others 12.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.4 Germany - 6.0 Mexico - 1.6 Brazil - 1.2 United Kingdom - 1.1 Canada - 1.0 France - 0.9 Saudi Arabia - 0.9 United Arab Emirates - 0.8 Others - 12.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 18.6 US Treasury Bonds 5.6 German Federal Republic 5.6 Freddie Mac Multifamily Structured pass-thru certificates 3.7 TransDigm Inc 1.1 EchoStar Corp 0.8 Argentine Republic 0.7 Turkish Republic 0.7 NVIDIA Corp 0.6 Ally Financial Inc 0.6 38.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Strategic Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class A
Trading Symbol	FSTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,423 $10,216 $11,020 $10,695 $11,843 $12,695 $13,150 $11,665 $12,737 $13,471 Fidelity Strategic Income Composite Index℠ $10,000 $9,764 $10,671 $11,388 $11,224 $12,406 $13,229 $13,394 $11,829 $12,952 $13,629 Bloomberg U.S. Universal Bond Index $10,000 $10,043 $10,436 $10,863 $10,835 $11,842 $12,739 $12,598 $10,961 $11,638 $11,875 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 1.53% 1.78% 3.02% Class A (without 4.00% sales charge) 5.76% 2.61% 3.45% Fidelity Strategic Income Composite Index℠ 5.23% 1.90% 3.14% Bloomberg U.S. Universal Bond Index 2.04% 0.06% 1.73% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,350,001,407
Holdings Count | shares	970
Advisory Fees Paid, Amount	$ 87,853,110
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$14,350,001,407
Number of Holdings	970
Total Advisory Fee	$87,853,110
Portfolio Turnover	76%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.6 AAA 2.9 AA 2.1 A 1.9 BBB 7.5 BB 13.4 B 17.2 CCC,CC,C 5.6 D 0.0 Not Rated 8.6 Equities 6.9 Short-Term Investments and Net Other Assets (Liabilities) 9.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 24.6 AAA - 2.9 AA - 2.1 A - 1.9 BBB - 7.5 BB - 13.4 B - 17.2 CCC,CC,C - 5.6 D - 0.0 Not Rated - 8.6 Equities - 6.9 Short-Term Investments and Net Other Assets (Liabilities) - 9.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.8 U.S. Government & Investment Grade-Debt 30.2 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.5 Floating-Rate debt 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 40.8 U.S. Government & Investment Grade-Debt - 30.2 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.5 Floating-Rate debt - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 74.4 Germany 6.0 Mexico 1.6 Brazil 1.2 United Kingdom 1.1 Canada 1.0 France 0.9 Saudi Arabia 0.9 United Arab Emirates 0.8 Others 12.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.4 Germany - 6.0 Mexico - 1.6 Brazil - 1.2 United Kingdom - 1.1 Canada - 1.0 France - 0.9 Saudi Arabia - 0.9 United Arab Emirates - 0.8 Others - 12.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 18.6 US Treasury Bonds 5.6 German Federal Republic 5.6 Freddie Mac Multifamily Structured pass-thru certificates 3.7 TransDigm Inc 1.1 EchoStar Corp 0.8 Argentine Republic 0.7 Turkish Republic 0.7 NVIDIA Corp 0.6 Ally Financial Inc 0.6 38.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Strategic Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class I
Trading Symbol	FSRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Class I $10,000 $9,827 $10,692 $11,554 $11,241 $12,477 $13,411 $13,935 $12,377 $13,552 $14,365 Fidelity Strategic Income Composite Index℠ $10,000 $9,764 $10,671 $11,388 $11,224 $12,406 $13,229 $13,394 $11,829 $12,952 $13,629 Bloomberg U.S. Universal Bond Index $10,000 $10,043 $10,436 $10,863 $10,835 $11,842 $12,739 $12,598 $10,961 $11,638 $11,875 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 6.00% 2.86% 3.69% Fidelity Strategic Income Composite Index℠ 5.23% 1.90% 3.14% Bloomberg U.S. Universal Bond Index 2.04% 0.06% 1.73% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,350,001,407
Holdings Count | shares	970
Advisory Fees Paid, Amount	$ 87,853,110
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$14,350,001,407
Number of Holdings	970
Total Advisory Fee	$87,853,110
Portfolio Turnover	76%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.6 AAA 2.9 AA 2.1 A 1.9 BBB 7.5 BB 13.4 B 17.2 CCC,CC,C 5.6 D 0.0 Not Rated 8.6 Equities 6.9 Short-Term Investments and Net Other Assets (Liabilities) 9.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 24.6 AAA - 2.9 AA - 2.1 A - 1.9 BBB - 7.5 BB - 13.4 B - 17.2 CCC,CC,C - 5.6 D - 0.0 Not Rated - 8.6 Equities - 6.9 Short-Term Investments and Net Other Assets (Liabilities) - 9.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.8 U.S. Government & Investment Grade-Debt 30.2 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.5 Floating-Rate debt 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 40.8 U.S. Government & Investment Grade-Debt - 30.2 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.5 Floating-Rate debt - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 74.4 Germany 6.0 Mexico 1.6 Brazil 1.2 United Kingdom 1.1 Canada 1.0 France 0.9 Saudi Arabia 0.9 United Arab Emirates 0.8 Others 12.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.4 Germany - 6.0 Mexico - 1.6 Brazil - 1.2 United Kingdom - 1.1 Canada - 1.0 France - 0.9 Saudi Arabia - 0.9 United Arab Emirates - 0.8 Others - 12.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 18.6 US Treasury Bonds 5.6 German Federal Republic 5.6 Freddie Mac Multifamily Structured pass-thru certificates 3.7 TransDigm Inc 1.1 EchoStar Corp 0.8 Argentine Republic 0.7 Turkish Republic 0.7 NVIDIA Corp 0.6 Ally Financial Inc 0.6 38.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Strategic Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class Z
Trading Symbol	FIWDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through December 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,738 $10,828 $11,650 $12,107 $10,775 $11,809 Fidelity Strategic Income Composite Index℠ $10,000 $9,856 $10,893 $11,616 $11,762 $10,387 $11,373 Bloomberg U.S. Universal Bond Index $10,000 $10,114 $11,054 $11,891 $11,760 $10,232 $10,864 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 6.11% 2.96% 3.67% Fidelity Strategic Income Composite Index℠ 5.23% 1.90% 2.92% Bloomberg U.S. Universal Bond Index 2.04% 0.06% 1.66% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,350,001,407
Holdings Count | shares	970
Advisory Fees Paid, Amount	$ 87,853,110
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$14,350,001,407
Number of Holdings	970
Total Advisory Fee	$87,853,110
Portfolio Turnover	76%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.6 AAA 2.9 AA 2.1 A 1.9 BBB 7.5 BB 13.4 B 17.2 CCC,CC,C 5.6 D 0.0 Not Rated 8.6 Equities 6.9 Short-Term Investments and Net Other Assets (Liabilities) 9.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 24.6 AAA - 2.9 AA - 2.1 A - 1.9 BBB - 7.5 BB - 13.4 B - 17.2 CCC,CC,C - 5.6 D - 0.0 Not Rated - 8.6 Equities - 6.9 Short-Term Investments and Net Other Assets (Liabilities) - 9.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.8 U.S. Government & Investment Grade-Debt 30.2 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.5 Floating-Rate debt 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 40.8 U.S. Government & Investment Grade-Debt - 30.2 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.5 Floating-Rate debt - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 74.4 Germany 6.0 Mexico 1.6 Brazil 1.2 United Kingdom 1.1 Canada 1.0 France 0.9 Saudi Arabia 0.9 United Arab Emirates 0.8 Others 12.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.4 Germany - 6.0 Mexico - 1.6 Brazil - 1.2 United Kingdom - 1.1 Canada - 1.0 France - 0.9 Saudi Arabia - 0.9 United Arab Emirates - 0.8 Others - 12.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 18.6 US Treasury Bonds 5.6 German Federal Republic 5.6 Freddie Mac Multifamily Structured pass-thru certificates 3.7 TransDigm Inc 1.1 EchoStar Corp 0.8 Argentine Republic 0.7 Turkish Republic 0.7 NVIDIA Corp 0.6 Ally Financial Inc 0.6 38.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Strategic Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class C
Trading Symbol	FSRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 173	1.69%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Class C $10,000 $9,741 $10,485 $11,219 $10,815 $11,890 $12,652 $13,008 $11,447 $12,499 $13,220 Fidelity Strategic Income Composite Index℠ $10,000 $9,764 $10,671 $11,388 $11,224 $12,406 $13,229 $13,394 $11,829 $12,952 $13,629 Bloomberg U.S. Universal Bond Index $10,000 $10,043 $10,436 $10,863 $10,835 $11,842 $12,739 $12,598 $10,961 $11,638 $11,875 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 3.89% 1.82% 2.83% Class C 4.89% 1.82% 2.83% Fidelity Strategic Income Composite Index℠ 5.23% 1.90% 3.14% Bloomberg U.S. Universal Bond Index 2.04% 0.06% 1.73% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,350,001,407
Holdings Count | shares	970
Advisory Fees Paid, Amount	$ 87,853,110
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$14,350,001,407
Number of Holdings	970
Total Advisory Fee	$87,853,110
Portfolio Turnover	76%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.6 AAA 2.9 AA 2.1 A 1.9 BBB 7.5 BB 13.4 B 17.2 CCC,CC,C 5.6 D 0.0 Not Rated 8.6 Equities 6.9 Short-Term Investments and Net Other Assets (Liabilities) 9.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 24.6 AAA - 2.9 AA - 2.1 A - 1.9 BBB - 7.5 BB - 13.4 B - 17.2 CCC,CC,C - 5.6 D - 0.0 Not Rated - 8.6 Equities - 6.9 Short-Term Investments and Net Other Assets (Liabilities) - 9.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.8 U.S. Government & Investment Grade-Debt 30.2 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.5 Floating-Rate debt 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 40.8 U.S. Government & Investment Grade-Debt - 30.2 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.5 Floating-Rate debt - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 74.4 Germany 6.0 Mexico 1.6 Brazil 1.2 United Kingdom 1.1 Canada 1.0 France 0.9 Saudi Arabia 0.9 United Arab Emirates 0.8 Others 12.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.4 Germany - 6.0 Mexico - 1.6 Brazil - 1.2 United Kingdom - 1.1 Canada - 1.0 France - 0.9 Saudi Arabia - 0.9 United Arab Emirates - 0.8 Others - 12.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 18.6 US Treasury Bonds 5.6 German Federal Republic 5.6 Freddie Mac Multifamily Structured pass-thru certificates 3.7 TransDigm Inc 1.1 EchoStar Corp 0.8 Argentine Republic 0.7 Turkish Republic 0.7 NVIDIA Corp 0.6 Ally Financial Inc 0.6 38.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Strategic Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class M
Trading Symbol	FSIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,415 $10,217 $11,012 $10,687 $11,836 $12,699 $13,155 $11,659 $12,732 $13,467 Fidelity Strategic Income Composite Index℠ $10,000 $9,764 $10,671 $11,388 $11,224 $12,406 $13,229 $13,394 $11,829 $12,952 $13,629 Bloomberg U.S. Universal Bond Index $10,000 $10,043 $10,436 $10,863 $10,835 $11,842 $12,739 $12,598 $10,961 $11,638 $11,875 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 1.54% 1.78% 3.02% Class M (without 4.00% sales charge) 5.77% 2.61% 3.44% Fidelity Strategic Income Composite Index℠ 5.23% 1.90% 3.14% Bloomberg U.S. Universal Bond Index 2.04% 0.06% 1.73% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,350,001,407
Holdings Count | shares	970
Advisory Fees Paid, Amount	$ 87,853,110
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$14,350,001,407
Number of Holdings	970
Total Advisory Fee	$87,853,110
Portfolio Turnover	76%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.6 AAA 2.9 AA 2.1 A 1.9 BBB 7.5 BB 13.4 B 17.2 CCC,CC,C 5.6 D 0.0 Not Rated 8.6 Equities 6.9 Short-Term Investments and Net Other Assets (Liabilities) 9.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 24.6 AAA - 2.9 AA - 2.1 A - 1.9 BBB - 7.5 BB - 13.4 B - 17.2 CCC,CC,C - 5.6 D - 0.0 Not Rated - 8.6 Equities - 6.9 Short-Term Investments and Net Other Assets (Liabilities) - 9.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.8 U.S. Government & Investment Grade-Debt 30.2 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.5 Floating-Rate debt 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 40.8 U.S. Government & Investment Grade-Debt - 30.2 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.5 Floating-Rate debt - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 74.4 Germany 6.0 Mexico 1.6 Brazil 1.2 United Kingdom 1.1 Canada 1.0 France 0.9 Saudi Arabia 0.9 United Arab Emirates 0.8 Others 12.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.4 Germany - 6.0 Mexico - 1.6 Brazil - 1.2 United Kingdom - 1.1 Canada - 1.0 France - 0.9 Saudi Arabia - 0.9 United Arab Emirates - 0.8 Others - 12.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 18.6 US Treasury Bonds 5.6 German Federal Republic 5.6 Freddie Mac Multifamily Structured pass-thru certificates 3.7 TransDigm Inc 1.1 EchoStar Corp 0.8 Argentine Republic 0.7 Turkish Republic 0.7 NVIDIA Corp 0.6 Ally Financial Inc 0.6 38.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec